Investment Strategy	Oct. 05, 2026
Tema Actuator ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Actuator Companies.” Actuator companies design and manufacture devices that convert energy such as electrical, hydraulic, or pneumatic power into controlled mechanical motion.

The Adviser deems a company to be an “Actuator Company” if: (i) at least 50% of its annual revenue is derived from the research, development, design, manufacture, production, assembly, integration, distribution, sale, installation, maintenance or servicing of one or more of the products, technologies or services further described below; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the research, development, design, manufacture, production, assembly, integration, distribution, sale, installation, maintenance or servicing of one or more of the products, technologies or services further described below, but the company has publicly disclosed that Actuators are a strategic focus of its business.

Examples of such products, technologies or services include, but are not limited to:

●	Electric motors and drive systems used in robotics, automation or precision-motion applications, including servo motors, frameless torque motors, brushless direct-current motors, hollow-cup motors, stepper motors, direct-drive motors, linear motors, motor drives, servo amplifiers and inverters;

●	Precision reduction gears and transmission systems, including strain-wave or harmonic reducers, cycloidal reducers, planetary gearboxes, precision gearboxes, micro gear motors, couplings and other mechanisms used to transmit or control motion and torque;

●	Linear-motion products, including ball screws, planetary roller screws, lead screws, linear guides, linear bearings, linear slides, linear stages and electromechanical linear actuators;

●	Rotary, linear, electric, electromechanical and other precision actuators used to create or control physical movement;

●	Integrated joint modules and smart actuators that combine motors, reducers, encoders, brakes, drives, sensors, controllers, thermal-management components or other technologies within a single motion-control unit;

●	Robotic joints, robotic hands, grippers, end effectors and other actuation systems used in industrial robots, collaborative robots, humanoid robots, autonomous machines or precision-automation systems;

●	Motion-control and actuator-control products, including controllers, servo drives, encoders, resolvers, feedback systems, brakes and embedded control hardware or software;

●	Sensing and feedback products used in actuator systems, including position, speed, force, torque, tactile, current, temperature and other sensors that enable closed-loop motion control;

●	Precision bearings and related motion components, including cross-roller bearings, thin-section bearings, angular-contact bearings, rotary bearings, shafts, rails, couplings and other components used in actuator or robotic-joint assemblies;

●	Power and motor-control semiconductors used in actuator systems, including power metal-oxide-semiconductor field-effect transistors, insulated-gate bipolar transistors, silicon carbide and gallium nitride power devices, gate drivers, motor-control microcontrollers, digital signal processors and dedicated motion-control integrated circuits;

●	Rare-earth permanent magnets, magnetic materials and other specialized materials used in the manufacture of precision motors and actuators;

●	Equipment, machine tools, instruments and systems used to manufacture, assemble, calibrate, inspect or test actuators, precision gears, motors, reducers or related motion-control components, including gear-grinding, gear-hobbing, winding, balancing, torque-testing, durability-testing and precision-metrology equipment; and

●	Engineering, integration, calibration, maintenance, repair and other services provided primarily in connection with actuators, motion-control systems or related precision components.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these actuator-related activities is what establishes that the company is economically tied to the actuator industry.

The Adviser will determine Actuator Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

An Actuator is a device that converts an input energy source - typically electrical, hydraulic, or pneumatic - into controlled mechanical motion or force. Actuators serve as the primary mechanism by which automated, robotic, and industrial systems execute physical action, translating electronic control signals into linear or rotary movement. Actuators are a foundational component across a broad range of end markets, including industrial automation, robotics, aerospace and defense, automotive systems (including electric and autonomous vehicles), medical devices, and consumer electronics.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Actuator Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Actuator Companies.” Actuator companies design and manufacture devices that convert energy such as electrical, hydraulic, or pneumatic power into controlled mechanical motion.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema CPU ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “CPU Companies.” CPU Companies provide the software and specialized hardware needed to put trained AI models into real-world action.

The Adviser deems a company to be an “CPU Company” if: (i) at least 50% of its annual revenue is derived from the research, development, design, manufacture, production, integration, distribution, sale, licensing, deployment, hosting, operation, maintenance or servicing of one or more of the products, technologies or services further described below; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the research, development, design, manufacture, production, integration, distribution, sale, licensing, deployment, hosting, operation, maintenance or servicing of one or more of the products, technologies or services further described below, but the company has publicly disclosed that CPU is a strategic focus of its business.

Examples of such products, technologies or services include, but are not limited to:

●	Semiconductors designed or used to execute or accelerate artificial intelligence inference workloads, including graphics processing units (“GPUs”), application-specific integrated circuits (“ASICs”), neural processing units (“NPUs”), tensor processing units, field-programmable gate arrays (“FPGAs”), AI-optimized central processing units (“CPUs”), neuromorphic processors and edge-AI systems-on-chip;

●	Accelerator cards, compute modules, chiplets, system-in-package products and other integrated hardware systems that combine AI processors, memory, networking or high-speed interconnect technologies;

●	Semiconductor intellectual property, processor architectures, interconnect technologies, firmware, compilers and development tools designed primarily for AI inference processors or systems;

●	Memory and storage products used to store or deliver model weights, prompts, context, activations and other data required for AI inference, including high-bandwidth memory, DRAM, low-power DRAM, SRAM, flash memory, memory modules, memory controllers, computational-storage products and related components;

●	High-speed networking and connectivity products used in AI inference systems, including Ethernet and InfiniBand switches, routers, network-interface cards, SmartNICs, data-processing units, serializer-deserializer products, retimers, digital signal processors, optical transceivers, active electrical cables, active optical cables and other interconnect technologies;

●	Servers, storage systems, racks, edge-computing systems, AI appliances and other computing platforms used to deploy or operate AI inference workloads in data centres, enterprises, industrial systems, vehicles, consumer devices or other physical environments;

●	Semiconductor-manufacturing, advanced-packaging, assembly, inspection and testing equipment used to produce processors, memory, networking semiconductors, modules or packages designed primarily for AI inference systems;

●	Datacentre infrastructure designed or operated primarily to support AI computing or inference workloads, including datacentre facilities, electrical systems, backup-power systems, power-distribution equipment, liquid-cooling systems, thermal-management equipment and related infrastructure;

●	Cloud-computing, accelerated-computing and inference-as-a-service platforms that provide access to processors, servers or other computing resources used to deploy, host or execute AI models;

●	Software used to deploy, serve, execute, compile, optimize, compress, orchestrate, monitor or manage AI models and inference workloads, including inference engines, runtimes, model-serving software, application programming interfaces, container and cluster-management software, observability tools, vector databases and machine-learning operations platforms;

●	The development, licensing, hosting or commercial operation of foundation models, large language models, multimodal models, reasoning models and other trained AI models made available through application programming interfaces, enterprise software, applications or managed services;

●	Software applications and platforms whose principal functionality is generated through the repeated execution of artificial intelligence models; and

●	Engineering, integration, optimization, maintenance and other services provided primarily in connection with AI inference semiconductors, systems, infrastructure, models or software.

Products and technologies that support both the training and inference of artificial intelligence models may qualify, provided they are designed for or materially used in the execution of AI inference workloads.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these CPU-related activities is what establishes that the company is economically tied to the CPU industry.

Artificial intelligence (AI) inference refers to the execution of a trained artificial intelligence model to generate a prediction, recommendation, decision, response or other output from new data or user inputs. A central processing unit (“CPU”) is a general-purpose processor, an integrated circuit that executes software instructions and directs the operation of a computing device. An integrated system is a design in which a CPU is combined with other key components to execute artificial intelligence (AI) workloads.

The Adviser will determine CPU Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of CPU Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “CPU Companies.” CPU Companies provide the software and specialized hardware needed to put trained AI models into real-world action.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema Analog Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Analog Semiconductor Companies.” Analog chips process, convert or regulate continuous real-world signals. Unlike digital chips (CPUs or memory) that work in binary ones and zeros, analog chips handle continuous, fluctuating voltages.

The Adviser deems a company to be an “Analog Semiconductor Company” if: (i) at least 50% of its annual revenue is derived from the research, development, design, manufacture, fabrication, assembly, packaging, testing, distribution, sale, licensing, maintenance or servicing of one or more of the products, technologies or services further described below; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the research, development, design, manufacture, fabrication, assembly, packaging, testing, distribution, sale, licensing, maintenance or servicing of one or more of the products, technologies or services further described below, but the company has publicly disclosed that Analog Semiconductors are a strategic focus of its business.

Examples of such products, technologies or services include, but are not limited to:

●	Analog and mixed-signal integrated circuits that sense, measure, condition, amplify, convert, transmit, manage or control electrical or physical signals;

●	Power-management semiconductors, including voltage regulators, voltage references, power-management integrated circuits, battery-management products, power controllers, power converters, power switches, power stages, gate drivers, motor drivers, lighting-control products and intelligent power modules;

●	Power and discrete semiconductors, including power metal-oxide-semiconductor field-effect transistors (“MOSFETs”), insulated-gate bipolar transistors (“IGBTs”), junction field-effect transistors (“JFETs”), bipolar transistors, diodes, rectifiers, thyristors and other switching, protection or power-conversion devices;

●	Semiconductors manufactured using wide-bandgap materials, including silicon carbide (“SiC”) and gallium nitride (“GaN”), and related power modules and components;

●	Signal-chain semiconductors, including amplifiers, comparators, data converters, analog-to-digital converters, digital-to-analog converters, signal conditioners, isolators, interface products, transceivers, clocks, timing devices, frequency-control products and logic devices used in analog or mixed-signal systems;

●	Sensors and sensing semiconductors, including image, optical, radar, ultrasonic, magnetic, current, pressure, temperature, position, proximity, motion, environmental and microelectromechanical-system (“MEMS”) sensors, as well as sensor-interface and sensor-processing devices;

●	Embedded-control and processing semiconductors, including microcontrollers, digital signal controllers, digital signal processors, embedded processors, connectivity devices and related products designed principally to monitor, control or interact with physical systems, electrical systems, machines or other electronic devices;

●	Radio-frequency, wireless-connectivity, communications, audio, video, display, touch-control, automotive, industrial-control, safety, security and custom analog or mixed-signal semiconductors;

●	Application-specific integrated circuits (“ASICs”), application-specific standard products (“ASSPs”) and other custom or configurable semiconductors that incorporate material analog, mixed-signal, power-management, sensing or embedded-control functionality;

●	Foundry, wafer-fabrication, assembly, packaging, probe or testing services provided primarily in connection with analog, mixed-signal, power, discrete, sensor or embedded-control semiconductors; and

●	Semiconductor manufacturing equipment, instruments, systems, subsystems, components, software and related services used in the fabrication, assembly, packaging, inspection or testing of analog, mixed-signal, power, discrete, sensor or embedded-control semiconductors, including equipment used in mature-node or lagging-edge semiconductor fabrication facilities. Such equipment may include lithography, deposition, epitaxy, etching, ion-implantation, diffusion, oxidation, annealing, cleaning, chemical mechanical planarization, wafer-handling, process-control, inspection, metrology, probe, assembly, packaging and testing equipment.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these analog-related activities is what establishes that the company is economically tied to the analog semiconductor industry.

An Analog Semiconductor is a semiconductor device designed to process continuous, real-world signals—such as voltage, current, temperature, sound, and light—as opposed to the discrete binary signals (0s and 1s) processed by digital semiconductors. Analog semiconductors perform essential functions including power management, signal amplification, and the conversion of real-world analog signals into digital data and back again (via analog-to-digital and digital-to-analog converters). These components serve as the critical interface between the physical world and digital electronic systems, and are foundational to a broad range of end markets, including automotive, industrial automation, communications infrastructure, data centers, consumer electronics, and healthcare devices.

The Adviser will determine Analog Semiconductor Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Analog Semiconductor Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Analog Semiconductor Companies.” Analog chips process, convert or regulate continuous real-world signals. Unlike digital chips (CPUs or memory) that work in binary ones and zeros, analog chips handle continuous, fluctuating voltages.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema MLCC ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “MLCC Companies.” MLCC means a multi-layer ceramic capacitor.

The Adviser deems a company to be an “MLCC Company” if: (i) at least 50% of its annual revenue is derived from the research, development, design, manufacture, production, assembly, packaging, distribution, sale, testing, maintenance or servicing of one or more of the products, technologies or services further described below; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the research, development, design, manufacture, production, assembly, packaging, distribution, sale, testing, maintenance or servicing of one or more of the products, technologies or services further described below, but the company has publicly disclosed that MLCCs are a strategic focus of its business.

Examples of such products, technologies or services include, but are not limited to:

●	MLCCs;

●	Other capacitors, including ceramic, aluminum electrolytic, film, tantalum, polymer, silicon and supercapacitors;

●	Passive electronic components, including chip resistors, inductors, coils, signal transformers and circuit-protection components;

●	Ceramic dielectric materials, electrode materials, conductive pastes, films, substrates and other materials used in the production of MLCCs or other passive electronic components;

●	Equipment, systems, instruments and components used to manufacture, assemble, inspect or test MLCCs or other passive electronic components;

●	Electronic interconnects and interposer structures, including silicon and glass interposers and through-silicon vias (“TSVs”); and

●	Materials, equipment, systems and other enabling components used in the manufacture, assembly, packaging or testing of the foregoing products and technologies.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these MLCC-related activities is what establishes that the company is economically tied to the MLCC industry.

An MLCC is a small electronic component that stores and releases electrical energy to help regulate voltage and filter noise within a circuit. It is built from alternating layers of ceramic material and metal, which allows it to be compact, reliable, and inexpensive to produce. MLCCs are used in nearly all electronic devices, including smartphones, computers, vehicles, and industrial equipment.

The Adviser will determine MLCC Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of MLCC Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “MLCC Companies.” MLCC means a multi-layer ceramic capacitor.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema Physical AI ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Physical AI Companies.” A physical AI company develops artificial intelligence systems that perceive, reason, and act in the real world.

The Adviser deems a company to be a “Physical AI Company” if:

(i) at least 50% of its annual revenue is derived from the research, development, design, manufacture, production, integration, distribution, sale, licensing, installation, maintenance or servicing of robots, autonomous machines, intelligent industrial systems, machine-vision or sensing technologies, motion-control systems, or equipment, components, software or other technologies used to enable machines or systems to perceive, interpret, decide, interact with or act upon the physical world; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the research, development, design, manufacture, production, integration, distribution, sale, licensing, installation, maintenance or servicing of robots, autonomous machines, intelligent industrial systems, machine-vision or sensing technologies, motion-control systems, or equipment, components, software or other technologies used to enable machines or systems to perceive, interpret, decide, interact with or act upon the physical world, but the company has publicly disclosed that Physical AI is a strategic focus of its business.

Physical AI Companies may include, but are not limited to, companies engaged in one or more of the following activities:

●	The development or manufacture of industrial robots, collaborative robots, humanoid robots, service robots and other robotic systems;

●	The development or manufacture of robots and intelligent machines used in healthcare, surgery, rehabilitation, agriculture, construction, mining, energy, defense, security, hospitality, retail, domestic services or other commercial applications;

●	The development or manufacture of autonomous mobile robots, automated guided vehicles, warehouse robots, delivery robots, unmanned aerial vehicles, drones, autonomous vehicles and other autonomous transportation or mobility systems;

●	Industrial automation and smart-manufacturing systems, including computer numerical control systems, programmable logic controllers, distributed control systems, industrial computers, robotic controllers, process-automation systems, automated production lines and flexible manufacturing systems;

●	Warehouse, fulfilment, logistics and supply-chain automation systems, including automated storage and retrieval systems, robotic picking and sorting systems, conveyor systems, material-handling equipment and software used to manage or coordinate automated operations;

●	Machine-vision and perception technologies, including industrial cameras, smart cameras, lenses, optical systems, image sensors, three-dimensional vision systems, barcode and code-reading systems, inspection systems and machine-vision software;

●	Sensing and environmental-perception technologies, including lidar, radar, ultrasonic, infrared, force, torque, tactile, pressure, proximity, position, motion, temperature and other sensors used by robots, autonomous machines or intelligent industrial systems;

●	Motion-control and robotic-manipulation technologies, including electric motors, servo motors, drives, actuators, encoders, gears, precision reducers, bearings, linear-motion systems, robotic arms, grippers, end effectors and other components that enable machines to move or manipulate physical objects;

●	Embedded computing and control technologies, including robotic control systems, industrial edge-computing platforms, embedded processors, microcontrollers, connectivity products and artificial-intelligence accelerators designed or used primarily for robots, autonomous machines or intelligent industrial systems;

●	Software used to design, simulate, program, operate, coordinate or optimize robots, autonomous machines or automated industrial systems, including robotics software, autonomy software, machine-control software, industrial artificial-intelligence applications, digital twins, fleet-management systems and predictive-maintenance software;

●	Safety, communication and human-machine-interface technologies used in robotic, automated or autonomous systems;

●	Equipment and systems used to manufacture, assemble, calibrate, inspect or test robots, autonomous machines, industrial-automation equipment or their critical components; and

●	Engineering, systems-integration, installation, maintenance, repair, training and other services provided primarily in connection with robotics, autonomous machines, industrial automation or Physical AI systems.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these Physical AI-related activities is what establishes that the company is economically tied to the Physical AI industry.

Physical artificial intelligence, or “Physical AI,” refers to technologies that enable machines and systems to perceive and interpret their surroundings, make decisions, interact with people or objects, and perform actions in the physical world.

The Adviser will determine Physical AI Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Physical AI Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Physical AI Companies.” A physical AI company develops artificial intelligence systems that perceive, reason, and act in the real world.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema Semicap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Semicap Companies.” “Semicap Companies” are semiconductor manufacturing companies.

The Adviser deems a company to be a “Semicap Company” if: (i) at least 50% of its annual revenue is derived from the development, design, manufacture, distribution, sale, installation, maintenance or servicing of equipment, instruments, systems, subsystems, components, software or automation solutions used in the production, fabrication, assembly, packaging or testing of semiconductors, semiconductor wafers, dies or related substrates.; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the development, design, manufacture, distribution, sale, installation, maintenance or servicing of equipment, instruments, systems, subsystems, components, software or automation solutions used in the production, fabrication, assembly, packaging or testing of semiconductors, semiconductor wafers, dies or related substrates, but the company has publicly disclosed that Semicap is a strategic focus of its business.

Such products and services may include, but are not limited to:

●	Lithography, mask-making, reticle-processing and other patterning equipment;

●	Deposition equipment, including chemical vapor deposition, physical vapor deposition, atomic layer deposition and epitaxy systems;

●	Etching, stripping, wafer-cleaning, surface-preparation and chemical mechanical planarization equipment;

●	Ion implantation, diffusion, oxidation, annealing and other thermal-processing equipment;

●	Process-control, inspection, metrology, defect-detection, yield-management and analytical equipment;

●	Crystal-growth, ingot-processing, wafer-slicing, grinding, thinning, polishing and dicing equipment;

●	Wafer-handling systems, cleanroom robotics, automated material-handling systems and other semiconductor-factory automation equipment;

●	Probe, test, burn-in, sorting and other semiconductor-testing equipment;

●	Die-attach, die-bonding, hybrid-bonding, wafer-level packaging, advanced packaging, assembly and related back-end manufacturing equipment;

●	Vacuum pumps, vacuum valves and vacuum-control systems; radio-frequency and plasma power systems; gas and fluid delivery systems; precision motion-control systems; light sources; thermal-management systems; and other critical components or subsystems designed primarily for incorporation into or use with semiconductor manufacturing equipment; and

●	Software and services used to control, operate, monitor, optimize, maintain, repair or support semiconductor manufacturing equipment and semiconductor-production processes.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these semicap-related activities is what establishes that the company is economically tied to the semicap industry.

The Adviser will determine Semicap Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Semicap Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Semicap Companies.” “Semicap Companies” are semiconductor manufacturing companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema Semiconductor Manufacturing ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Semicap;” i.e., “Semiconductor Manufacturing Companies.”

The Adviser deems a company to be a “Semiconductor Manufacturing Company” if: (i) at least 50% of its annual revenue is derived from the research, development, manufacture, fabrication, assembly, packaging, testing, distribution, sale, installation, maintenance or servicing of the products, technologies or services further described below; or (ii) it expects to have 50% or more of its annual revenue in the next 18 to 24 months derived from the research, development, manufacture, fabrication, assembly, packaging, testing, distribution, sale, installation, maintenance or servicing of the products, technologies or services further described below, but the company has publicly disclosed that semiconductor manufacturing is a strategic focus of its business.

Examples of such products, technologies or services include, but are not limited to:

●	The manufacture, fabrication, assembly, packaging, testing, distribution or sale of semiconductor devices or related products for which the company performs a material portion of the manufacturing process in facilities that it owns or operates, either directly or through a joint venture;

●	The provision of semiconductor foundry, wafer-fabrication, contract-manufacturing, assembly, packaging, probe or testing services to third parties; or

●	The research, development, design, manufacture, distribution, sale, installation, maintenance or servicing of equipment, instruments, systems, subsystems, components, software or automation solutions used primarily in the manufacture, fabrication, assembly, packaging or testing of semiconductors.

Examples of Semiconductor Manufacturing Companies include, but are not limited to:

●	Dedicated or pure-play semiconductor foundries that manufacture semiconductor devices based on designs provided by their customers;

●	Integrated device manufacturers (“IDMs”) that design and manufacture their own semiconductor products, including processors, logic devices, memory products, analog and mixed-signal semiconductors, microcontrollers, power and discrete semiconductors, radio-frequency devices, sensors, microelectromechanical systems (“MEMS”), optoelectronic devices and compound semiconductors;

●	Manufacturers of dynamic random-access memory (“DRAM”), NAND flash memory, NOR flash memory, high-bandwidth memory (“HBM”) and other semiconductor memory and storage products;

●	Manufacturers of silicon carbide (“SiC”), gallium nitride (“GaN”), gallium arsenide (“GaAs”), indium phosphide (“InP”) and other compound-semiconductor devices;

●	Outsourced semiconductor assembly and test (“OSAT”) companies and other companies that provide semiconductor assembly, advanced-packaging, probe, burn-in, sorting or testing services; and

●	Manufacturers and suppliers of semiconductor-production equipment, systems and critical equipment subsystems.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these semicap-related activities is what establishes that the company is economically tied to the semicap industry.

The Adviser will determine Semiconductor Manufacturing Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Semiconductor Manufacturing Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Semicap;” i.e., “Semiconductor Manufacturing Companies.”
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.
Tema Semiconductor Substrates ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Semiconductor Substrates Companies.” Semiconductor substrate companies manufacture the foundational materials used to build and package microchips.

The Adviser deems a company to be an “Semiconductor Substrates Company” if: (i) at least 50% of its annual revenue is derived from the research, development, design, manufacture, production, processing, refinement, distribution, sale, installation, maintenance or servicing of one or more of the products, technologies or services further described below; or (ii) it expects to have 50% or more of their annual revenue in the next 18 to 24 months derived from the research, development, design, manufacture, production, processing, refinement, distribution, sale, installation, maintenance or servicing of one or more of the products, technologies or services further described below, but the company has publicly disclosed that Semiconductor Substrates are a strategic focus of its business.

Examples of such products, technologies or services include, but are not limited to:

●	Semiconductor substrates and wafers made from silicon, including polished silicon wafers, epitaxial silicon wafers, silicon-on-insulator (“SOI”) wafers, silicon-germanium wafers, engineered silicon substrates, test wafers, monitor wafers and reclaimed wafers;

●	Compound and specialty semiconductor substrates, wafers, boules, crystals and epitaxial materials made from silicon carbide (“SiC”), gallium nitride (“GaN”), gallium arsenide (“GaAs”), indium phosphide (“InP”), germanium (“Ge”), sapphire, diamond or other elemental, compound or engineered semiconductor materials;

●	Epitaxial wafers and materials, including semiconductor substrates upon which one or more crystalline semiconductor layers have been grown or deposited;

●	Semiconductor package substrates and other substrates used in the assembly, packaging or interconnection of semiconductor devices, including organic, ceramic, glass and silicon package substrates, interposers, redistribution-layer materials, build-up films and related advanced-packaging materials;

●	Materials used to manufacture, form, coat, pattern, modify, clean, polish, etch, deposit upon, package or otherwise process semiconductor substrates or wafers, including photoresists, photomasks, mask blanks, chemical mechanical planarization (“CMP”) slurries and pads, deposition and etch precursors, specialty gases, wet chemicals, sputtering targets, bonding materials, encapsulants, underfills and other high-purity or process-critical semiconductor materials; and

●	Equipment, instruments, systems, components, software and related services used primarily in the production or processing of semiconductor substrates, wafers or related materials, including equipment used for crystal growth, boule production, wafer slicing, grinding, lapping, polishing, cleaning, epitaxy, coating, inspection, metrology, testing and wafer reclamation.

For purposes of this definition, a company’s revenue is “derived from” (or “related to”) an activity if that revenue is generated by the activity, as reported in or reasonably attributable based on the company’s financial statements and other public disclosures. Requiring that 50% or more of a company’s annual revenue be derived from these semiconductor substrates-related activities is what establishes that the company is economically tied to the semiconductor substrate industry.

The Adviser will determine Semiconductor Substrates Companies using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on various factors including the number of companies available for investment that meet the Fund’s criteria. The Adviser constructs the Fund’s portfolio, by selecting from the eligible universe of Semiconductor Substrates Companies those securities the Adviser believes offer the highest conviction and the most attractive risk/reward based on the analysis described above. The Adviser determines the size of each position based on factors including its degree of conviction, the security’s relative valuation, the security’s liquidity and market capitalization (the Fund generally invests in companies with a market capitalization of at least $100 million and a three-month average daily traded value of at least $500,000), portfolio diversification and risk management, and applicable regulatory and concentration limits.

The Fund may invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

The Fund also may invest in early-stage, development-phase, or recently public companies that may not yet generate meaningful revenues or profits.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China as well as securities of issuers located in emerging markets. The Adviser considers an ‘emerging market’ to be a country with lower-to-middle income levels that meet specific criteria for market size, liquidity, and accessibility to international investors. As of June 30, 2026, the following countries are deemed to be emerging markets: Brazil, Chile, Colombia, Mexico, Peru, Czech Republic Egypt Greece Hungary Kuwait Poland, Qatar, Saudi Arabia, South Africa, Turkey, UAE, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan and Thailand.

The Fund may invest in China A-shares (shares of mainland China–incorporated companies listed on the Shanghai and Shenzhen stock exchanges) through the Stock Connect programs.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting. These investments give rise to the risks described under “Privately Placed and Restricted Securities Risk” below.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

The Fund is actively managed and does not seek to track an index. The Adviser has discretion to select and weight the Fund’s investments in seeking to achieve the Fund’s investment objective.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers, (2) the companies own historic averages or (3) prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks and American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of publicly listed companies that Tema ETFs LLC (the “Adviser”) determines are “Semiconductor Substrates Companies.”
Strategy Portfolio Concentration [Text]	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the information technology sector.